Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Without Sales Load [Member] | C000005423
Average Annual Return [Line Items]
Average Annual Return, Percent	11.84%	7.23%		7.43%
Without Sales Load [Member] | C000166328
Average Annual Return [Line Items]
Average Annual Return, Percent	12.00%	7.37%	8.34%
MSCI All Country World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	17.49%	10.06%		9.23%
MSCI All Country World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	17.49%	10.06%	10.61%
Morningstar Moderate Target Risk Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.27%	5.37%		6.05%
Morningstar Moderate Target Risk Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.27%	5.37%	6.98%